Variable Interest Entities - Investments by Ownership Percentage (Details) - Investment funds - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Equity method investment funds	$ 1,799	$ 1,596
100%
Variable Interest Entity [Line Items]
Equity method investment funds	27	49
50% – 99%
Variable Interest Entity [Line Items]
Equity method investment funds	478	322
Greater than 3% – 49%
Variable Interest Entity [Line Items]
Equity method investment funds	$ 1,294	$ 1,225